American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Income Fund
Supplement dated June 12, 2015 ■ Prospectus dated May 8, 2015

AC ALTERNATIVES INCOME FUND
The following replaces the Real estate strategies language in the Principal Investment Strategies section on page 3 of the statutory prospectus.

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Real estate strategies focus investments in equities, debt and hybrid securities issued by companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, “real estate companies”). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the advisor believes have above-average yield potential.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Sankaty Advisors, LLC
Real Estate	Third Avenue Management LLC
Income-oriented Equity, Overlay and MLPs	PWP

Third Avenue Management LLC is added to the Underlying Subadvisors (Security Selection) section on page 7 of the statutory prospectus.

The following replaces the Real estate strategies language in the Objectives, Strategies and Risks section on page 9 of the statutory prospectus.

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Real estate strategies focus investments in equities, debt and hybrid securities issued by companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate or real estate-related companies at the time of investment (collectively, “real estate companies”). The strategy may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the advisor believes have above-average yield potential.

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 10 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Opportunistic Corporate Credit	Arrowpoint Asset Management, LLC
Structured Credit	Good Hill Partners LP
Corporate Credit	Sankaty Advisors, LLC
Real Estate	Third Avenue Management LLC
Income-oriented Equity, Overlay and MLPs	PWP

The following is inserted as the last paragraph of the Subadvisors section on pages 16-17 of the statutory prospectus.

Third Avenue Management LLC (Third Avenue) is located at 622 Third Avenue, 32nd Floor, New York, New York 10017. Third Avenue or its predecessor entity has been an investment adviser to mutual funds since its organization in 1986. Third Avenue adheres to a strict value discipline in selecting securities and other instruments. This means seeking investments whose market prices are low in relation to what Third Avenue believes is their intrinsic value and/or whose total return potential is considered by Third Avenue to be high. Third Avenue identifies investment opportunities through intensive research of individual companies and, generally, does not focus on stock market conditions or other macro factors.

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